INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of computation of basic and diluted net income per share attribute to ordinary shareholders after stock split

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net income attributable to ordinary shareholders – basic and diluted	252,883	472,086	1,179,658
Weighted average number of ordinary shares outstanding – basic and diluted	216,100,000	216,100,000	215,259,640
Basic and diluted net income per share	1.17	2.18	5.48